Registration Nos. 2-98326

811-04323

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 151	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 152	☒

(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST I

(Exact Name of Registrant as Specified in Charter)

888 Boylston Street, Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2822

Russell Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street

Boston, Massachusetts 02199-8197

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02116

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS FUNDS TRUST I

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 151 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 21st day of May, 2020.

NATIXIS FUNDS TRUST I

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta	President, Chief	May 21, 2020
David L. Giunta	Executive Officer and Trustee

/s/ Michael C. Kardok	Treasurer (Principal Financial and Accounting Officer)	May 21, 2020
Michael C. Kardok

Kevin P. Charleston*	Trustee	May 21, 2020
Kevin P. Charleston

Kenneth A. Drucker*	Trustee, Chairperson of the Board	May 21, 2020
Kenneth A. Drucker

Edmond J. English*	Trustee	May 21, 2020
Edmond J. English

Richard A. Goglia*	Trustee	May 21, 2020
Richard A. Goglia

Wendell J. Knox*	Trustee	May 21, 2020
Wendell J. Knox

Martin T. Meehan*	Trustee	May 21, 2020
Martin T. Meehan

Maureen Mitchell*	Trustee	May 21, 2020
Maureen Mitchell

James P. Palermo*	Trustee	May 21, 2020
James P. Palermo

Erik Sirri*	Trustee	May 21, 2020
Erik Sirri

Kirk A. Sykes*	Trustee	May 21, 2020
Kirk A. Sykes

Peter Smail*	Trustee	May 21, 2020
Peter Smail

Cynthia L. Walker*	Trustee	May 21, 2020
Cynthia L. Walker

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1,2]
May 21, 2020

[1]

Powers of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, Maureen B. Mitchell, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker dated December 5, 2018, effective December 10, 2018, designating John M. Loder, Russell Kane, Kirk Johnson and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (p)(1) to PEA No. 144 filed on January 28, 2019.

[2]

Power of Attorney for Kirk A. Sykes dated August 24, 2019, effective September 1, 2019, designating John M. Loder, Russell Kane, Kirk Johnson and Michael Kardok as attorneys to sign for Mr. Sykes is incorporated by reference to exhibit (p)(2) to PEA No. 148 filed on January 28, 2020.

Natixis Funds Trust I

Exhibit Index

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase